Note 21 - Derivatives - Amount and Fair Value of Mortgage Banking Derivatives (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Interest Rate Contract [Member]
Derivative, amount	$ 6,923,000	$ 20,340,000
Derivative, net	123,000	657,000
Forward Contracts [Member]
Derivative, amount	6,250,000	20,500,000
Derivative, net	$ 62,000	$ 6,000